Operating Leases - Summary of supplemental cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	¥ 47,391	¥ 41,146
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	16,635	19,613
Right-of-use assets increased due to lease modification:
Operating leases	¥ 0	¥ 0